Average Annual Total Returns - FidelitySeriesHighIncomeFund-PRO - FidelitySeriesHighIncomeFund-PRO - Fidelity Series High Income Fund	Jun. 29, 2023
Fidelity Series High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.26%)
Past 5 years	2.38%
Past 10 years	3.85%
Fidelity Series High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.44%)
Past 5 years	(0.11%)
Past 10 years	1.22%
Fidelity Series High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.05%)
Past 5 years	0.80%
Past 10 years	1.80%
ML038
Average Annual Return:
Past 1 year	(11.21%)
Past 5 years	2.10%
Past 10 years	3.94%